Subsequent events (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Equity contributions by/acquisitions of non-controlling interests		$ 650
Waterfront Shipping Company Limited
Disclosure of non-adjusting events after reporting period [line items]
Equity contributions by/acquisitions of non-controlling interests	$ 145,000
Proportion of ownership interests held by non-controlling interests	40.00%
Proportion of ownership interest in subsidiary	60.00%	100.00%	100.00%